Document and Entity Information	Mar. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 27, 2024
Entity Registrant Name	GE Vernova Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41966
Entity Tax Identification Number	92-2646542
Entity Address Address Line 1	58 Charles Street
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02141
City Area Code	617
Local Phone Number	674-7555
Entity Information Former Legal Or Registered Name	GE Vernova LLC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GEV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001996810